Share Capital - Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2014	May 31, 2014	Dec. 31, 2021	Mar. 31, 2020
Series C Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)				100,000
Stock repurchased and retired (in shares)			2,496
Future redeemable securities			$ 58,242
Series D Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)				100,000
Stock repurchased and retired (in shares)			4,950
Future redeemable securities			$ 80,995
Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption price (in USD per share)			$ 25.00
May 2014 Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from public offering and private placement		$ 55,504
Underwriting discount		1,744
Offering expenses		$ 252
May 2014 Public Offering | Series C Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)		2,300,000
Share price (in USD per share)		$ 25.00
Preferred stock, dividend rate		8.00%
Dividends in arrears (in USD per share)		$ 2.00
Redemption price (in USD per share)		$ 25.00
June 2014 Public Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from public offering and private placement	$ 77,420
Underwriting discount	2,369
Offering expenses	$ 211
June 2014 Public Offering | Series D Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)	3,200,000
Share price (in USD per share)	$ 25.00
Preferred stock, dividend rate	8.00%
Dividends in arrears (in USD per share)	$ 2.00
Redemption price (in USD per share)	$ 25.00